GOODWILL, LICENSE COSTS AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Changes Company's Goodwill Balance

The following table summarizes the changes in the Company’s goodwill balance:

	December 31, 2016	December 31, 2015
Beginning balance	$9,195	$—
Acquisitions and related adjustments	—	10,028
Foreign currency adjustment	99	(833)

Balance at the end of the year	$9,294	$9,195

License Costs and Other Intangible Assets

The Company’s license costs and other intangible assets consisted of the following:

		December 31, 2016
	Estimated Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net
License costs	7 - 20 years	$186,626	$(81,700)	$104,926
Subscriber relationships	7 years	12,937	(5,399)	7,538
Other	6 - 14 years	3,581	(2,991)	590
Total		$203,144	$(90,090)	$113,054

		December 31, 2015
	Estimated Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net
License costs	7 - 20 years	$182,859	$(66,877)	$115,982
Subscriber relationships	7 years	12,799	(2,309)	10,490
Other	6 - 14 years	3,566	(2,503)	1,063

Total		$199,224	$(71,689)	$127,535

Estimated Future Amortization Expense

Estimated future amortization expense associated with the net carrying amount of license costs and other intangible assets, based on the exchange rate as of December 31, 2016, is as follows:

Years ending December 31,
2017	$17,628
2018	16,979
2019	16,218
2020	10,323
2021	7,349
Thereafter	44,557

Total	$113,054

Future Maturities obligation	Future maturities of the license obligation as of December 31, 2016 are as follows:

Years ending December 31,
2017	$10,300
2018	6,339
2019	6,706
2020	—

Total	$23,345